Property, Plant and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule of Property and Equipment, Net [Abstract]
Furniture, fixtures and equipment		$ 209,290	$ 204,204
Less: accumulated depreciation		(149,243)	(110,567)
Property and equipment, net		$ 60,047	$ 93,637